Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
							Investment based on:4
Year	Summary Compensation Table Total for Mary N. Dillon ($) (1)	Compensation Actually Paid to Mary N. Dillon ($) (1), (2), (3)	Summary Compensation Table Total for David C. Kimbell ($) (1)	Compensation Actually Paid to David C. Kimbell ($) (1), (2), (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1), (2), (3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Earnings Before Taxes (EBT) ($ Millions) (5)
2023	—	—	12,663,880	12,283,344	3,340,676	3,164,007	188.62	174.14	1,291	1,696
2022	—	—	13,512,384	31,234,457	4,506,950	8,156,948	188.75	123.99	1,242	1,644
2021	6,968,391	22,560,792	8,539,767	19,890,765	2,961,167	5,266,028	133.94	149.72	986	1,296
2020	8,100,164	12,265,040	—	—	3,939,707	6,641,083	104.42	141.39	176	231

1.	David C. Kimbell has served as our PEO from June 2021 to present. Mary N. Dillon was our PEO from July 2013 to June 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2022	2021	2020
Scott M. Settersten	Scott M. Settersten	Scott M. Settersten	David C. Kimbell
Jodi J. Caro	Jodi J. Caro	Jodi J. Caro	Scott M. Settersten
Anita J. Ryan	Anita J. Ryan	Jeffrey J. Childs	Jodi J. Caro
Kecia L. Steelman	Kecia L. Steelman	Kecia L. Steelman	Jeffrey J. Childs

2.	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
	Total for David C. Kimbell	Option Awards for David C. Kimbell	David C. Kimbell	David C. Kimbell
Year	($)	($)	($)	($)
2023	12,663,880	(8,842,937)	8,462,401	12,283,344

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2023	3,340,676	(1,818,096)	1,641,427	3,164,007

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David C. Kimbell	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David C. Kimbell	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David C. Kimbell	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David C. Kimbell	Total - Inclusion of Equity Values for David C. Kimbell
Year	($)	($)	($)	($)	($)	($)	($)
2023	8,785,257	(487,966)	—	165,110	—	—	8,462,401

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2023	1,590,014	49,800	—	1,613	—	—	1,641,427

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended February 3, 2024. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing (Industry Group, SP500-2550) (“S&P 500 Retailing”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended February 3, 2024. The comparison assumes $100 was invested for the period starting January 28, 2020, through the end of the listed year in the Company and in the S&P 500 Retailing, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	We determined Earnings Before Taxes (EBT) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Earnings Before Taxes (EBT)
Named Executive Officers, Footnote

							Value of Initial Fixed $100
							Investment based on:4
Year	Summary Compensation Table Total for Mary N. Dillon ($) (1)	Compensation Actually Paid to Mary N. Dillon ($) (1), (2), (3)	Summary Compensation Table Total for David C. Kimbell ($) (1)	Compensation Actually Paid to David C. Kimbell ($) (1), (2), (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1), (2), (3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Earnings Before Taxes (EBT) ($ Millions) (5)
2023	—	—	12,663,880	12,283,344	3,340,676	3,164,007	188.62	174.14	1,291	1,696
2022	—	—	13,512,384	31,234,457	4,506,950	8,156,948	188.75	123.99	1,242	1,644
2021	6,968,391	22,560,792	8,539,767	19,890,765	2,961,167	5,266,028	133.94	149.72	986	1,296
2020	8,100,164	12,265,040	—	—	3,939,707	6,641,083	104.42	141.39	176	231

1.	David C. Kimbell has served as our PEO from June 2021 to present. Mary N. Dillon was our PEO from July 2013 to June 2021. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2022	2021	2020
Scott M. Settersten	Scott M. Settersten	Scott M. Settersten	David C. Kimbell
Jodi J. Caro	Jodi J. Caro	Jodi J. Caro	Scott M. Settersten
Anita J. Ryan	Anita J. Ryan	Jeffrey J. Childs	Jodi J. Caro
Kecia L. Steelman	Kecia L. Steelman	Kecia L. Steelman	Jeffrey J. Childs

Peer Group Issuers, Footnote
4.	The Peer Group TSR set forth in this table utilizes the S&P 500 Retailing (Industry Group, SP500-2550) (“S&P 500 Retailing”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended February 3, 2024. The comparison assumes $100 was invested for the period starting January 28, 2020, through the end of the listed year in the Company and in the S&P 500 Retailing, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
	Total for David C. Kimbell	Option Awards for David C. Kimbell	David C. Kimbell	David C. Kimbell
Year	($)	($)	($)	($)
2023	12,663,880	(8,842,937)	8,462,401	12,283,344

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2023	3,340,676	(1,818,096)	1,641,427	3,164,007

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David C. Kimbell	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David C. Kimbell	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David C. Kimbell	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David C. Kimbell	Total - Inclusion of Equity Values for David C. Kimbell
Year	($)	($)	($)	($)	($)	($)	($)
2023	8,785,257	(487,966)	—	165,110	—	—	8,462,401

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2023	1,590,014	49,800	—	1,613	—	—	1,641,427

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended February 3, 2024. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Non-PEO NEO Average Total Compensation Amount	$ 3,340,676	$ 4,506,950	$ 2,961,167	$ 3,939,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,164,007	8,156,948	5,266,028	6,641,083
Adjustment to Non-PEO NEO Compensation Footnote

3.	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

	Summary Compensation Table	Exclusion of Stock Awards and	Inclusion of Equity Values for	Compensation Actually Paid to
	Total for David C. Kimbell	Option Awards for David C. Kimbell	David C. Kimbell	David C. Kimbell
Year	($)	($)	($)	($)
2023	12,663,880	(8,842,937)	8,462,401	12,283,344

	Average Summary Compensation Table Total for Non-PEO NEOs	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs	Average Inclusion of Equity Values for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs
Year	($)	($)	($)	($)
2023	3,340,676	(1,818,096)	1,641,427	3,164,007

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David C. Kimbell	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David C. Kimbell	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David C. Kimbell	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David C. Kimbell	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for David C. Kimbell	Total - Inclusion of Equity Values for David C. Kimbell
Year	($)	($)	($)	($)	($)	($)	($)
2023	8,785,257	(487,966)	—	165,110	—	—	8,462,401

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs	Total - Average Inclusion of Equity Values for Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2023	1,590,014	49,800	—	1,613	—	—	1,641,427

The fair values of RSUs, PBSs, and stock options included in the Compensation Actually Paid to our PEOs and the Average Compensation Actually Paid to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in this proxy statement and our Annual Report on Form 10-K for the year ended February 3, 2024. Any changes to the RSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates. Changes to the PBS fair values are based on the updated stock price at the respective measurement dates, in addition to expected volatility, risk-free interest rate assumptions, and TSR. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected life, expected volatility, and risk-free interest rate assumptions. For all years presented, the meaningful increases or decreases in the year-end PBS fair value and stock option fair value from the fair value on the grant date were primarily driven by changes in the stock price.

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company TSR and Peer Group TSR

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, the Company’s cumulative TSR, and the TSR of the S&P 500 Retailing (Industry Group, SP500-2550) over the four most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship BETWEEN PEO and Other NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure

Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Company-Selected Measure

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other NEOs, and our Earnings Before Taxes (EBT) during the four most recently completed fiscal years.

Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for fiscal 2023 to Company performance. The measures in this table are not ranked.

Financial Performance Measures
Earnings Before Tax (EBT)
Revenue
Total Stockholder Return (TSR)

Total Shareholder Return Amount	$ 188.62	188.75	133.94	104.42
Peer Group Total Shareholder Return Amount	174.14	123.99	149.72	141.39
Net Income (Loss)	$ 1,291	$ 1,242	$ 986	$ 176
Company Selected Measure Amount	1,696	1,644	1,296	231
Adjustment to Compensation, Amount	$ 1,641,427
PEO Name	David C. Kimbell
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings Before Tax (EBT)
Non-GAAP Measure Description

5.	We determined Earnings Before Taxes (EBT) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEOs and Non-PEO NEOs in fiscal 2023. This performance measure may not have been the most important financial performance measure for years 2022, 2021, and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Total Stockholder Return (TSR)
Average Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,818,096)
Average Inclusion of Equity Values
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,641,427
Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,590,014
Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,800
Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,613
Mary N. Dillon
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 6,968,391	$ 8,100,164
PEO Actually Paid Compensation Amount			22,560,792	$ 12,265,040
David C. Kimbell
Pay vs Performance Disclosure
PEO Total Compensation Amount	12,663,880	$ 13,512,384	8,539,767
PEO Actually Paid Compensation Amount	12,283,344	$ 31,234,457	$ 19,890,765
Adjustment to Compensation, Amount	8,462,401
David C. Kimbell | Exclusion of Stock Awards and Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,842,937)
David C. Kimbell | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,785,257
David C. Kimbell | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,966)
David C. Kimbell | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 165,110